United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: 2025-12-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Market Neutral Fund

Class A Shares | QAMNX

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$245	2.33%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3-Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  A net short position in and strong stock selection among companies with flat or worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, net stock selection in Consumer Discretionary, Financials and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Five Below, Inc. and GE Vernova, Inc. and a short position in Strategy, Inc.

Top Detractors from Performance

  Poor stock selection among companies with strong one-year returns, positive analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

  By sector, net stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Advanced Micro Devices, Inc. and Nextpower, Inc. and a long position in Enphase Energy, Inc.

Federated Hermes MDT Market Neutral Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	ICE 3-Month US Treasury Bill Index	Morningstar Equity Market Neutral Funds Category Average
12/31/2015	$9,451	$10,000	$10,000	$10,000
12/31/2016	$9,764	$11,274	$10,033	$10,120
12/31/2017	$10,512	$13,656	$10,119	$10,466
12/31/2018	$9,911	$12,940	$10,308	$10,442
12/31/2019	$11,027	$16,954	$10,543	$10,446
12/31/2020	$10,584	$20,495	$10,614	$9,903
12/31/2021	$13,043	$25,754	$10,619	$10,612
12/31/2022	$14,241	$20,808	$10,773	$11,253
12/31/2023	$14,911	$26,209	$11,314	$11,849
12/31/2024	$17,495	$32,448	$11,908	$12,911
12/31/2025	$19,245	$38,012	$12,405	$13,819

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	3.97%	11.43%	6.77%
Class A Shares without sales load	10.00%	12.70%	7.37%
Russell 3000® Index	17.15%	13.15%	14.28%
ICE 3-Month US Treasury Bill Index	4.18%	3.17%	2.18%
Morningstar Equity Market Neutral Funds Category Average	7.09%	6.80%	3.24%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,935,622,332
  Number of Investments405
  Portfolio Turnover62%
  Total Advisory Fees Paid$11,995,082

Federated Hermes MDT Market Neutral Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(78.8%)
Cash Equivalents	10.7%
Collateral on Deposit for Securities Sold Short	81.7%
Common Stocks	84.7%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Communication Services	3.8%
Energy	4.3%
Materials	4.4%
Consumer Staples	4.4%
Industrials	11.2%
Consumer Discretionary	14.9%
Health Care	16.2%
Financials	16.2%
Information Technology	20.0%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A440

Q455470-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Market Neutral Fund

Institutional Shares | QQMNX

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes Adviser Series

This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$220	2.09%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3-Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  A net short position in and strong stock selection among companies with flat or worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, net stock selection in Consumer Discretionary, Financials and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Five Below, Inc. and GE Vernova, Inc. and a short position in Strategy, Inc.

Top Detractors from Performance

  Poor stock selection among companies with strong one-year returns, positive analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

  By sector, net stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Advanced Micro Devices, Inc. and Nextpower, Inc. and a long position in Enphase Energy, Inc.

Federated Hermes MDT Market Neutral Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2015 to 12/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	ICE 3-Month US Treasury Bill Index	Morningstar Equity Market Neutral Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,353	$11,274	$10,033	$10,120
12/31/2017	$11,146	$13,656	$10,119	$10,466
12/31/2018	$10,521	$12,940	$10,308	$10,442
12/31/2019	$11,728	$16,954	$10,543	$10,446
12/31/2020	$11,289	$20,495	$10,614	$9,903
12/31/2021	$13,882	$25,754	$10,619	$10,612
12/31/2022	$15,195	$20,808	$10,773	$11,253
12/31/2023	$15,949	$26,209	$11,314	$11,849
12/31/2024	$18,754	$32,448	$11,908	$12,911
12/31/2025	$20,680	$38,012	$12,405	$13,819

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	10.27%	12.87%	7.54%
Russell 3000® Index	17.15%	13.15%	14.28%
ICE 3-Month US Treasury Bill Index	4.18%	3.17%	2.18%
Morningstar Equity Market Neutral Funds Category Average	7.09%	6.80%	3.24%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,935,622,332
  Number of Investments405
  Portfolio Turnover62%
  Total Advisory Fees Paid$11,995,082

Federated Hermes MDT Market Neutral Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(78.8%)
Cash Equivalents	10.7%
Collateral on Deposit for Securities Sold Short	81.7%
Common Stocks	84.7%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Communication Services	3.8%
Energy	4.3%
Materials	4.4%
Consumer Staples	4.4%
Industrials	11.2%
Consumer Discretionary	14.9%
Health Care	16.2%
Financials	16.2%
Information Technology	20.0%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A432

Q455470-B (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $404,260

Fiscal year ended 2024 – $388,760

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,937 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $622,905

Fiscal year ended 2024 - $263,285

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2025

Share Class | Ticker	A | QAMNX	Institutional | QQMNX

Federated Hermes MDT Market Neutral Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Shares			Value
		COMMON STOCKS—84.7%
		Communication Services—4.4%
176,576	[1,2]	CarGurus, Inc.	$ 6,771,690
251,922	[1]	Fox Corp.	18,407,940
21,422	[1,2]	Live Nation Entertainment, Inc.	3,052,635
6,224		Meta Platforms, Inc.	4,108,400
78,304	[2]	Reddit, Inc.	17,999,740
193,726	[1,2]	ROBLOX Corp.	15,697,618
52,671		Sirius XM Radio, Inc.	1,053,157
5,618	[1,2]	Spotify Technology S.A.	3,262,429
276,308	[2]	Trade Desk, Inc./The	10,488,652
109,709	[2]	TripAdvisor, Inc.	1,597,363
23,080	[1,2]	Yelp, Inc.	701,401
233,307	[1,2]	ZoomInfo Technologies, Inc.	2,372,732
		TOTAL	85,513,757
		Consumer Discretionary—11.4%
666,731	[1]	Advance Auto Parts, Inc.	26,202,528
14,839	[2]	Amer Sports, Inc.	554,237
16,340	[2]	Birkenstock Holding PLC	668,306
1,383		Booking Holdings, Inc.	7,406,421
224,962	[2]	Capri Holdings Ltd.	5,489,073
245,742	[1,2]	Deckers Outdoor Corp.	25,476,073
24,130	[1,2]	DoorDash, Inc.	5,464,962
10,187	[1,2]	Expedia Group, Inc.	2,886,079
190,174	[1,2]	Five Below, Inc.	35,821,175
199,754	[1]	General Motors Co.	16,243,995
121,728	[1,2]	Life Time Group Holdings, Inc.	3,235,530
16,299	[2]	O’Reilly Automotive, Inc.	1,486,632
63,783		Polaris, Inc., Class A	4,034,275
41,779	[1]	PVH Corp.	2,800,029
69,866	[1,2]	Revolve Group, Inc.	2,109,254
33,162	[1,2]	SharkNinja, Inc.	3,710,828
23,913		Steven Madden Ltd.	995,737
13,138		Tapestry, Inc.	1,678,642
10,484		TJX Cos., Inc.	1,610,447
20,332	[1,2]	Ulta Beauty, Inc.	12,301,063
187,580	[1,2]	Under Armour, Inc., Class A	932,273
450,947	[1]	V.F. Corp.	8,153,122
677,019	[2]	Viking Holdings Ltd.	48,345,927
23,360	[2]	Wayfair, Inc.	2,345,578
		TOTAL	219,952,186
		Consumer Staples—4.4%
7,582	[1]	Costco Wholesale Corp.	6,538,262
213,699	[1,2]	Dollar Tree, Inc.	26,287,114
253,517	[1]	Estee Lauder Cos., Inc., Class A	26,548,300
390,738	[1,2]	Maplebear, Inc.	17,575,395
34,678	[1]	Philip Morris International, Inc.	5,562,351
8,336	[2]	Post Holdings, Inc.	825,681
11,873	[1]	Spectrum Brands Holdings, Inc.	701,457
15,995		Target Corp.	1,563,511
		TOTAL	85,602,071
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Energy—2.5%
26,734	[2]	Antero Resources Corp.	$ 921,254
46,250	[1]	Cheniere Energy, Inc.	8,990,537
77,614	[1]	EOG Resources, Inc.	8,150,246
91,313		Halliburton Co.	2,580,505
74,661		Murphy Oil Corp.	2,333,156
20,867		Occidental Petroleum Corp.	858,051
32,759	[1,2]	Oceaneering International, Inc.	787,199
203,279	[1]	PBF Energy, Inc.	5,512,926
14,108		Phillips 66	1,820,496
50,828	[2]	Seadrill Ltd.	1,758,649
13,785		Targa Resources, Inc.	2,543,333
105,798	[1,2]	Tidewater, Inc.	5,343,857
24,604	[1]	Weatherford International PLC	1,925,509
78,652		Williams Cos., Inc.	4,727,772
		TOTAL	48,253,490
		Financials—14.6%
25,884	[1]	Ameriprise Financial, Inc.	12,691,960
21,366	[2]	Arch Capital Group Ltd.	2,049,427
3,543		Assurant, Inc.	853,331
186,206	[1]	Bank of New York Mellon Corp.	21,616,654
117,912		Charles Schwab Corp.	11,780,588
4,811	[2]	Coinbase Global, Inc.	1,087,959
725,071	[2]	Fiserv, Inc.	48,703,019
5,191		Globe Life, Inc.	726,013
4,810		Goldman Sachs Group, Inc.	4,227,990
68,751	[1]	Interactive Brokers Group, Inc., Class A	4,421,377
169,344	[1]	Jackson Financial, Inc.	18,060,538
139,023	[1,2]	LendingClub Corp.	2,633,096
20,841	[1,2]	LendingTree, Inc.	1,106,449
37,314	[1]	Live Oak Bancshares, Inc.	1,281,736
3,569		Mastercard, Inc.	2,037,471
59,503	[1]	Morgan Stanley	10,563,567
61,440	[1]	Northern Trust Corp.	8,392,090
332,034	[2]	PayPal Holdings, Inc.	19,384,145
15,099	[1]	Principal Financial Group, Inc.	1,331,883
27,681	[1]	PROG Holdings, Inc.	816,313
37,719	[1]	Progressive Corp., OH	8,589,371
118,948	[1]	Prudential Financial, Inc.	13,426,850
31,871	[2]	Robinhood Markets, Inc.	3,604,610
109,715	[2]	SoFi Technologies, Inc.	2,872,339
167,080	[1]	State Street Corp.	21,554,991
251,855	[1,2]	StoneCo Ltd.	3,724,935
95,420	[1]	Synchrony Financial	7,960,891
156,650	[1]	The Travelers Cos., Inc.	45,437,899
40,311	[2]	Toast, Inc.	1,431,444
6,521	[2]	WEX, Inc.	971,498
		TOTAL	283,340,434
		Health Care—14.2%
188,893	[1]	AbbVie, Inc.	43,160,162
42,778	[2]	Acadia Healthcare Co., Inc.	607,020
120,927	[1,2]	Align Technology, Inc.	18,882,751
27,832	[1,2]	Alnylam Pharmaceuticals, Inc.	11,067,395
42,490	[1]	Amgen, Inc.	13,907,402
65,209		Baxter International, Inc.	1,246,144
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
18,360	[1,2]	Biogen, Inc.	$ 3,231,176
167,032	[2]	BioMarin Pharmaceutical, Inc.	9,926,712
71,832	[2]	Bridgebio Pharma, Inc.	5,494,430
47,342	[1]	Cardinal Health, Inc.	9,728,781
9,795	[1]	Cencora, Inc.	3,308,261
38,637	[1,2]	Charles River Laboratories International, Inc.	7,707,309
195,181	[1,2]	Community Health Systems, Inc.	608,965
54,756		Dentsply Sirona, Inc.	625,861
238,626	[1,2]	Dexcom, Inc.	15,837,608
149,231	[1,2]	Elanco Animal Health, Inc.	3,377,098
46,479	[1,2]	Fulgent Genetics, Inc.	1,221,003
58,655	[2]	Guardant Health, Inc.	5,991,022
56,624	[2]	Halozyme Therapeutics, Inc.	3,810,795
65,779	[1]	Humana, Inc.	16,847,975
43,219	[1,2]	Illumina, Inc.	5,668,604
77,157	[1,2]	Incyte Genomics, Inc.	7,620,797
23,077	[1,2]	Insulet Corp.	6,559,406
14,130		Merck & Co., Inc.	1,487,324
973,162	[1,2]	Moderna, Inc.	28,698,547
161,250	[1,2]	NeoGenomics, Inc.	1,896,300
52,286	[1,2]	Omnicell, Inc.	2,368,556
27,647	[1,2]	Privia Health Group, Inc.	655,510
41,241	[1,2]	Regeneron Pharmaceuticals, Inc.	31,832,691
114,447	[2]	Sarepta Therapeutics, Inc.	2,462,899
117,694	[1,2]	Teladoc Health, Inc.	823,858
30,419	[2]	Veeva Systems, Inc.	6,790,433
62,664	[2]	Waystar Holding Corp.	2,052,246
		TOTAL	275,505,041
		Industrials—9.7%
33,645	[1]	Allison Transmission Holdings, Inc.	3,293,845
61,941	[2]	APi Group Corp.	2,369,863
17,485	[1]	Apogee Enterprises, Inc.	636,629
39,645	[1,2]	Astronics Corp.	2,150,345
33,483		Atmus Filtration Technologies, Inc.	1,738,103
22,514	[1,2]	BlueLinx Holdings, Inc.	1,383,035
65,751		Booz Allen Hamilton Holding Corp.	5,546,754
86,287		Delta Air Lines, Inc.	5,988,318
12,397	[1,2]	DXP Enterprises, Inc.	1,361,067
9,158	[1]	Emerson Electric Co.	1,215,450
19,733	[1]	GE Aerospace	6,078,356
63,930	[1,2]	GE Vernova, Inc.	41,782,730
13,590	[1,2]	Generac Holdings, Inc.	1,853,268
3,879		General Dynamics Corp.	1,305,904
16,445		Leidos Holdings, Inc.	2,966,678
28,293	[1]	Masco Corp.	1,795,474
55,589	[1]	Paycom Software, Inc.	8,858,663
69,946	[1]	Pitney Bowes, Inc.	739,329
30,228	[1,2]	Proto Labs, Inc.	1,529,235
41,991	[1,2]	SkyWest, Inc.	4,216,316
40,404		Stanley Black & Decker, Inc.	3,001,209
20,699	[1]	Trane Technologies PLC	8,056,051
2,392	[1,2]	TransDigm, Inc.	3,181,001
17,622	[2]	Trex Co., Inc.	618,180
358,719	[1,2]	Uber Technologies, Inc.	29,310,929
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
185,925	[1,2]	United Airlines Holdings, Inc.	$ 20,790,133
222,088	[1]	Veralto Corp.	22,159,941
24,472		Vertiv Holdings Co.	3,964,709
4,856		Xylem, Inc.	661,290
		TOTAL	188,552,805
		Information Technology—18.7%
38,434		Accenture PLC	10,311,842
105,280	[1,2]	Adobe, Inc.	36,846,947
141,497		Amkor Technology, Inc.	5,586,302
7,412		Analog Devices, Inc.	2,010,134
5,275	[1,2]	AppLovin Corp.	3,554,400
35,332	[2]	Arista Networks, Inc.	4,629,552
39,828	[2]	Axcelis Technologies, Inc.	3,199,782
18,644	[2]	Bill.Com Holdings, Inc.	1,016,844
23,307	[1,2]	Braze, Inc.	799,197
23,918	[1]	Clear Secure, Inc.	839,043
61,688	[2]	Credo Technology Group Holding Ltd.	8,876,286
11,438	[2]	Crowdstrike Holdings, Inc.	5,361,677
15,290	[2]	Datadog, Inc.	2,079,287
97,170	[1]	Dell Technologies, Inc.	12,231,760
403,415	[1,2]	Enphase Energy, Inc.	12,929,451
23,587	[1,2]	EPAM Systems, Inc.	4,832,505
33,699	[1,2]	Fortinet, Inc.	2,676,038
15,356	[2]	Gitlab, Inc.	576,311
69,225	[1,2]	GoDaddy, Inc.	8,589,438
7,826	[1,2]	HubSpot, Inc.	3,140,574
28,475	[2]	Kyndryl Holdings, Inc.	756,296
42,617	[2]	Life360, Inc.	2,733,454
53,456	[1,2]	LiveRamp Holdings, Inc.	1,570,003
149,034	[1]	Microchip Technology, Inc.	9,496,446
96,901	[1]	NetApp, Inc.	10,377,128
101,545	[1,2]	Nutanix, Inc.	5,248,861
14,318	[2]	Okta, Inc.	1,238,077
118,786	[1,2]	ON Semiconductor Corp.	6,432,262
6,444	[2]	Onto Innovation, Inc.	1,017,250
214,666	[1,2]	Palantir Technologies, Inc.	38,156,881
94,979	[1,2]	Palo Alto Networks, Inc.	17,495,132
137,964	[1]	Pegasystems, Inc.	8,239,210
16,392	[1,2]	Procore Technologies, Inc.	1,192,354
54,743	[2]	Pure Storage, Inc.	3,668,328
60,815	[1,2]	Q2 Holdings, Inc.	4,388,410
49,170	[2]	Qorvo, Inc.	4,155,357
8,121	[1]	Qualcomm, Inc.	1,389,097
8,306	[1,2]	Qualys, Inc.	1,103,867
26,054	[1,2]	RingCentral, Inc.	752,440
16,993	[2]	Rubrik, Inc.	1,299,625
144,573		Salesforce, Inc.	38,298,833
88,870	[1]	Skyworks Solutions, Inc.	5,635,247
19,675	[1,2]	Synaptics, Inc.	1,456,344
19,659		TD SYNNEX Corp.	2,953,372
186,900	[1]	Teradyne, Inc.	36,176,364
98,260	[2]	UiPath, Inc.	1,610,481
29,493	[1,2]	Varonis Systems, Inc.	967,370
47,882	[1,2]	Zoom Communications, Inc.	4,131,738
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
84,897	[1,2]	Zscaler, Inc.	$ 19,095,033
		TOTAL	361,122,630
		Materials—2.9%
32,097		Albemarle Corp.	4,539,800
81,226		Alcoa Corp.	4,316,350
551,845	[1]	Celanese Corp.	23,332,006
84,170	[1]	FMC Corp.	1,167,438
164,810	[1]	Mosaic Co./The	3,970,273
131,292	[1]	Newmont Corp.	13,109,506
14,685		Nucor Corp.	2,395,270
14,011	[1]	Steel Dynamics, Inc.	2,374,164
		TOTAL	55,204,807
		Real Estate—1.7%
129,422		American Healthcare REIT, Inc.	6,090,599
15,495	[2]	CBRE Group, Inc.	2,491,441
185,987	[1]	Kilroy Realty Corp.	6,950,334
103,053	[1]	SL Green Realty Corp.	4,727,041
72,073	[1]	Vornado Realty Trust LP	2,398,590
34,222	[1]	Welltower, Inc.	6,351,946
44,244	[1,2]	Zillow Group, Inc.	3,018,768
		TOTAL	32,028,719
		Utilities—0.2%
23,403		Vistra Corp.	3,775,606
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,331,015,029)	1,638,851,546
		INVESTMENT COMPANY—10.7%
207,717,325		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[3] (IDENTIFIED COST $207,717,325)	207,717,325
		TOTAL INVESTMENT IN SECURITIES—95.4% (IDENTIFIED COST $1,538,732,354)[4]	1,846,568,871
		OTHER ASSETS AND LIABILITIES - NET—4.6%[5]	89,053,461
		NET ASSETS—100%	$1,935,622,332
SECURITIES SOLD SHORT—(78.8)%
Shares			Value
		Communication Services—(3.0)%
18,282	[2]	AST SpaceMobile, Inc.	$ 1,327,822
9,316		ATN International, Inc.	212,405
105,433	[2]	Charter Communications, Inc.	22,009,139
78,728		Comcast Corp., Class A	2,353,180
36,194	[2]	E.W. Scripps Co.	144,414
192,063	[2]	Magnite, Inc.	3,117,182
31,745		Sinclair, Inc.	485,698
13,510	[2]	Take-Two Interactive Software, Inc.	3,458,965
93,640		TKO Group Holdings, Inc.	19,570,760
41,775		Walt Disney Co.	4,752,742
		TOTAL	57,432,307
		Consumer Discretionary—(11.8)%
565,338	[2]	Caesars Entertainment, Inc.	13,223,256
171,959	[2]	CarMax, Inc.	6,644,496
29,902	[2]	Carvana Co.	12,619,242
362,555	[2]	Cava Group, Inc.	21,278,353
329,877	[2]	Chipotle Mexican Grill, Inc.	12,205,449
44,554		Churchill Downs, Inc.	5,069,354
Annual Financial Statements and Additional Information

Shares			Value
		Consumer Discretionary—continued
138,404		D. R. Horton, Inc.	$ 19,934,328
63,339	[2]	Dave & Buster’s Entertainment, Inc.	1,026,725
485,184	[2]	DraftKings, Inc.	16,719,441
182,412	[2]	Driven Brands Holdings, Inc.	2,703,346
12,617	[1,2]	Duolingo, Inc.	2,214,283
43,390	[2]	Floor & Decor Holdings, Inc.	2,642,017
95,415		Flutter Entertainment PLC	20,518,041
25,044	[2]	Fox Factory Holding Corp.	428,503
191,840	[2]	GameStop Corp.	3,852,147
60,320		Garmin Ltd.	12,235,912
30,700		Genuine Parts Co.	3,774,872
21,908	[2]	G-III Apparel Group Ltd.	634,456
16,252		Lennar Corp., Class A	1,670,706
8,354		Lithia Motors, Inc.	2,776,285
43,120		LKQ Corp.	1,302,224
8,055		Marriott International, Inc., Class A	2,498,983
61,803		Nike, Inc., Class B	3,937,469
4,640	[2]	RH	831,256
83,877		Six Flags Entertainment Corp.	1,286,673
516,208		Starbucks Corp.	43,469,876
82,537	[2]	The RealReal, Inc.	1,302,434
45,107		Wingstop, Inc.	10,757,568
		TOTAL	227,557,695
		Consumer Staples—(3.5)%
226,036	[2]	Bellring Brands, Inc.	6,041,942
11,624		Dollar General Corp.	1,543,319
51,667	[2]	elf Beauty, Inc.	3,928,759
14,690		Fresh Del Monte Produce, Inc.	523,405
35,190		Hershey Foods Corp.	6,403,876
532,823		Lamb Weston Holdings, Inc.	22,319,955
14,858	[2]	Monster Beverage Corp.	1,139,163
39,850	[2]	Performance Food Group Co.	3,583,312
252,497		Primo Brands Corp.	4,128,326
33,672		Procter & Gamble Co.	4,825,534
124,626	[1,2]	Sprouts Farmers Market, Inc.	9,928,953
41,255		Sysco Corp.	3,040,081
		TOTAL	67,406,625
		Energy—(3.4)%
40,726		Chevron Corp.	6,207,050
164,106		ConocoPhillips	15,361,962
284,051		Diamondback Energy, Inc.	42,701,387
7,226	[2]	DMC Global, Inc.	48,342
63,411	[2]	Green Plains, Inc.	621,428
		TOTAL	64,940,169
		Financials—(12.7)%
66,708		American Express Co.	24,678,625
33,485		Aon PLC	11,816,187
60,360		Ares Management Corp.	9,755,987
148,220		Bank of America Corp.	8,152,100
91,165	[2]	Berkshire Hathaway, Inc., Class B	45,824,087
1,055		BlackRock, Inc.	1,129,209
74,753		Blackstone, Inc.	11,522,427
224,891	[2]	Block, Inc.	14,638,155
18,290	[2]	Brookfield Asset Management Ltd.	958,213
264,187		Brown & Brown	21,055,704
Annual Financial Statements and Additional Information

Shares			Value
		Financials—continued
40,435		Capital One Financial Co.	$ 9,799,827
120,825		Citigroup, Inc.	14,099,069
3,290		Erie Indemnity Co.	943,079
28,321		Glacier Bancorp, Inc.	1,247,540
274,349		KKR & Co., Inc.	34,974,011
28,489	[2]	PRA Group, Inc.	503,970
152,851	[2]	Remitly Global, Inc.	2,109,344
17,889		SEI Investments Co.	1,467,256
103,611	[2]	Shift4 Payments, Inc.	6,524,385
17,101	[2]	StoneX Group, Inc.	1,626,818
43,381		Truist Financial Corp.	2,134,779
296,958	[2]	Upstart Holdings, Inc.	12,985,973
30,282		Webster Financial Corp. Waterbury	1,905,925
63,909		Wells Fargo & Co.	5,956,319
12,607		Western Alliance Bancorp	1,059,870
		TOTAL	246,868,859
		Health Care—(12.7)%
88,699	[2]	10X Genomics, Inc.	1,446,681
324,000	[2]	agilon health, Inc.	223,139
230,231	[2]	Apellis Pharmaceuticals, Inc.	5,783,403
60,422	[2]	Arrowhead Pharmaceuticals, Inc.	4,011,417
28,594	[2]	Axsome Therapeutics, Inc.	5,222,408
162,295		Becton Dickinson & Co.	31,496,591
48,539	[2]	Biohaven Ltd.	548,005
672,372	[2]	Centene Corp.	27,668,108
44,015	[2]	Cryoport, Inc.	422,544
102,374	[2]	Cytokinetics, Inc.	6,504,844
113,713		Danaher Corp.	26,031,180
68,190	[2]	HealthEquity, Inc.	6,246,886
198,316	[2]	Heron Therapeutics, Inc.	257,811
346,053	[2]	Hims & Hers Health, Inc.	11,236,341
79,621	[2]	Immunovant, Inc.	2,023,966
13,327	[2]	Inspire Medical Systems, Inc.	1,229,149
5,074	[2]	iRhythm Technologies, Inc.	900,331
52,571	[2]	Kodiak Sciences, Inc.	1,469,885
11,333	[2]	Madrigal Pharmaceuticals, Inc.	6,599,659
44,859	[2]	Masimo Corp.	5,834,361
5,276	[2]	Molina Healthcare, Inc.	915,597
27,478	[2]	PTC Therapeutics, Inc.	2,087,229
25,625	[2]	Repligen Corp.	4,198,912
156,986	[2]	Revolution Medicines, Inc.	12,503,935
14,510	[2]	Scholar Rock Holding Corp.	639,165
234,173	[2]	Summit Therapeutics, Inc.	4,095,686
61,234	[2]	Tempus AI, Inc.	3,615,868
73,972		Thermo Fisher Scientific, Inc.	42,863,075
52,165	[2]	TransMedics Group, Inc.	6,345,872
74,536	[2]	Ultragenyx Pharmaceutical, Inc.	1,714,328
402,293	[2]	Vaxcyte, Inc.	18,561,799
12,707		West Pharmaceutical Services, Inc.	3,496,204
		TOTAL	246,194,379
		Industrials—(8.8)%
72,396		Aaon, Inc.	5,520,195
14,088	[2]	Aerovironment, Inc.	3,407,746
34,299	[2]	Ameresco, Inc.	1,004,618
60,316	[2]	Avis Budget Group, Inc.	7,739,749
Annual Financial Statements and Additional Information

Shares			Value
		Industrials—continued
5,352	[2]	Axon Enterprise, Inc.	$ 3,039,561
11,912	[2]	Builders Firstsource, Inc.	1,225,626
4,772		Carpenter Technology Corp.	1,502,416
13,135		Caterpillar, Inc.	7,524,647
203,225		Concentrix Corp.	8,450,095
163,140	[2]	Copart, Inc.	6,386,931
22,192	[2]	Core & Main, Inc.	1,153,318
61,892		Fastenal Co.	2,483,726
3,658	[2]	FTI Consulting, Inc.	624,896
111,061	[2]	GXO Logistics, Inc.	5,846,251
20,095		Honeywell International, Inc.	3,920,333
4,727		Huntington Ingalls Industries, Inc.	1,607,511
115,690		Ingersoll-Rand, Inc.	9,164,962
5,959	[2]	Kirby Corp.	656,563
140,311		Knight-Swift Transportation Holdings, Inc.	7,335,459
21,288	[2]	Mercury Systems, Inc.	1,554,237
17,723	[2]	NextPower, Inc.	1,543,850
9,321		Old Dominion Freight Lines, Inc.	1,461,533
122,900		PACCAR, Inc.	13,458,779
333,047	[2]	QXO, Inc.	6,424,477
93,739	[2]	Rocket Lab Corp.	6,539,233
24,840		RTX Corp.	4,555,656
57,407	[2]	Saia, Inc.	18,744,534
54,982		United Parcel Service, Inc.	5,453,665
141,184		Verisk Analytics, Inc.	31,581,449
13,288	[2]	Vicor Corp.	1,456,365
		TOTAL	171,368,381
		Information Technology—(15.8)%
162,103	[2]	Advanced Micro Devices, Inc.	34,715,979
152,174	[2]	Allegro MicroSystems, Inc.	4,014,350
21,427	[2]	Appian Corp.	758,944
51,172		Applied Materials, Inc.	13,150,692
16,297		Broadcom, Inc.	5,640,392
586,845	[2]	Clearwater Analytics Holdings, Inc.	14,154,701
23,982		Corning, Inc.	2,099,864
61,496	[2]	D-Wave Quantum, Inc.	1,608,120
51,958		Entegris, Inc.	4,377,462
50,482	[2]	First Solar, Inc.	13,187,413
20,458	[2]	Globalfoundries, Inc.	714,393
39,156	[2]	Impinj, Inc.	6,813,536
223,045	[2]	Intel Corp.	8,230,361
297,753	[2]	IonQ, Inc.	13,360,177
416,959		Marvell Technology, Inc.	35,433,176
6,985	[2]	MongoDB, Inc.	2,931,535
79,596	[2]	nCino, Inc.	2,040,841
62,699		NVIDIA Corp.	11,693,364
34,870		Oracle Corp.	6,796,512
25,900	[2]	Par Technology Corp.	939,652
5,588	[2]	Sitime Corp.	1,973,626
103,062	[2]	Sprout Social, Inc.	1,161,509
188,292	[2]	Strategy, Inc., Class A	28,610,969
121,268	[2]	Super Micro Computer, Inc.	3,549,514
106,586	[2]	Synopsys, Inc.	50,065,576
12,605		Texas Instruments, Inc.	2,186,841
21,627		Ubiquiti Networks, Inc.	11,967,300
Annual Financial Statements and Additional Information

Shares			Value
		Information Technology—continued
193,028	[2]	Unity Software, Inc.	$ 8,526,047
727,760	[2]	Zeta Global Holdings Corp.	14,809,916
		TOTAL	305,512,762
		Materials—(3.5)%
95,198		Air Products & Chemicals, Inc.	23,515,810
1,164,339		Dow, Inc.	27,222,246
266,731		International Paper Co.	10,506,534
45,161		LyondellBasell Industries N.V.	1,955,471
45,461		Smurfit WestRock PLC	1,757,977
27,902		Westlake Corp.	2,063,074
		TOTAL	67,021,112
		Real Estate—(2.5)%
275,294		Alexandria Real Estate Equities, Inc.	13,472,888
1,578		Equinix, Inc.	1,209,001
85,926		Extra Space Storage, Inc.	11,189,284
213,199		Healthcare Realty Trust, Inc.	3,613,723
24,200		ProLogis, Inc.	3,089,372
272,065		Realty Income Corp.	15,336,304
47,162		Weyerhaeuser Co.	1,117,268
		TOTAL	49,027,840
		Utilities—(1.1)%
37,479		Brookfield Renewable Corp.	1,436,945
96,213		NextEra Energy, Inc.	7,723,979
102,804		Sempra Energy	9,076,565
9,798		Southwest Gas Holdings, Inc.	784,036
36,709		Xcel Energy, Inc.	2,711,327
		TOTAL	21,732,852
		Total Securities Sold Short (PROCEEDS $1,508,593,743)	$1,525,062,981
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$117,480,736
Purchases at Cost	$1,140,178,931
Proceeds from Sales	$(1,049,942,342)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$207,717,325
Shares Held as of 12/31/2025	207,717,325
Dividend Income	$6,312,946

1	All or a portion of these securities have been pledged as collateral for open short positions.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,559,788,249.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At December 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(formerly, Investor Class Shares)
(For a Share Outstanding Throughout Each Period)1
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.64	$17.05	$17.28	$17.75	$17.47
Income From Investment Operations:
Net investment income (loss)[2]	0.41	0.58	0.50	0.08	(0.07)
Net realized and unrealized gain (loss)	1.56	2.37	0.28	1.48	4.04
Total From Investment Operations	1.97	2.95	0.78	1.56	3.97
Less Distributions:
Distributions from net investment income	(0.33)	(0.36)	(0.51)	—	—
Distributions from net realized gain	—	—	(0.50)	(2.03)	(3.69)
Total Distributions	(0.33)	(0.36)	(1.01)	(2.03)	(3.69)
Net Asset Value, End of Period	$21.28	$19.64	$17.05	$17.28	$17.75
Total Return[3]	10.00%	17.32%	4.71%	9.24%	23.16%
Ratios to Average Net Assets:
Net expenses[4]	2.33%	2.06%	2.14%	1.85%	1.26%
Net expenses excluding dividends and other expenses related to short sales	1.27%	1.33%	1.31%	1.33%	0.93%
Net investment income (loss)	1.99%	2.98%	2.88%	0.43%	(0.36)%
Expense waiver/reimbursement[5]	0.01%	0.01%	0.07%	0.15%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,597	$235,447	$13,857	$10,276	$2,554
Portfolio turnover[6]	62%	58%	150%	270%	204%

1
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into Federated Hermes MDT Market Neutral Fund (the “Fund”), a
portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.27	$17.56	$17.76	$18.16	$17.84
Income From Investment Operations:
Net investment income (loss)[2]	0.47	0.62	0.55	0.10	(0.11)
Net realized and unrealized gain (loss)	1.61	2.47	0.30	1.55	4.12
Total From Investment Operations	2.08	3.09	0.85	1.65	4.01
Less Distributions:
Distributions from net investment income	(0.38)	(0.38)	(0.55)	(0.02)	—
Distributions from net realized gain	—	—	(0.50)	(2.03)	(3.69)
Total Distributions	(0.38)	(0.38)	(1.05)	(2.05)	(3.69)
Net Asset Value, End of Period	$21.97	$20.27	$17.56	$17.76	$18.16
Total Return[3]	10.27%	17.58%	4.96%	9.52%	22.90%
Ratios to Average Net Assets:
Net expenses[4]	2.09%	1.85%	1.93%	1.60%	1.44%
Net expenses excluding dividends and other expenses related to short sales	1.03%	1.08%	1.08%	1.08%	1.12%
Net investment income (loss)	2.20%	3.14%	3.10%	0.55%	(0.55)%
Expense waiver/reimbursement[5]	0.01%	0.01%	0.07%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,707,026	$707,137	$318,862	$232,152	$85,310
Portfolio turnover[6]	62%	58%	150%	270%	204%

1
The Predecessor Fund was reorganized into the Fund, a portfolio of the Federated Hermes Adviser Series as of the close of business on September 24, 2021. The
Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor
Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $207,717,325 of investments in affiliated holdings* (identified cost $1,538,732,354, including $207,717,325 of identified cost in affiliated holdings)	$1,846,568,871
Cash	19,457
Due from broker (Note 2)	30,000,000
Deposit at broker for short sales	1,580,591,747
Income receivable	449,571
Income receivable from affiliated holdings	631,841
Interest receivable on short positions	2,258,597
Receivable for investments sold	3,357,637
Receivable for shares sold	3,294,446
Total Assets	3,467,172,167
Liabilities:
Securities sold short, at value (proceeds $1,508,593,743)	1,525,062,981
Dividends payable on short positions	722,747
Payable for investments purchased	3,425,806
Payable for shares redeemed	1,820,361
Payable for investment adviser fee (Note 5)	42,031
Payable for administrative fee (Note 5)	4,097
Payable for other service fees (Notes 2 and 5)	56,898
Accrued expenses (Note 5)	414,914
Total Liabilities	1,531,549,835
Net assets for 88,445,653 shares outstanding	$1,935,622,332
Net Assets Consist of:
Paid-in capital	$1,766,105,177
Total distributable earnings (loss)	169,517,155
Net Assets	$1,935,622,332
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($228,596,591 ÷ 10,743,081 shares outstanding), no par value, unlimited shares authorized	$21.28
Offering price per share (100/94.50 of $21.28)	$22.52
Redemption proceeds per share	$21.28
Institutional Shares:
Net asset value per share ($1,707,025,741 ÷ 77,702,572 shares outstanding), no par value, unlimited shares authorized	$21.97
Offering price per share	$21.97
Redemption proceeds per share	$21.97

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$47,003,714
Dividends (including $6,312,946 received from affiliated holdings*)	17,906,190
TOTAL INCOME	64,909,904
Expenses:
Investment adviser fee (Note 5)	12,100,776
Administrative fee (Note 5)	1,176,935
Custodian fees	83,932
Transfer agent fees	1,549,226
Directors’/Trustees’ fees (Note 5)	6,524
Auditing fees	48,291
Legal fees	13,285
Portfolio accounting fees	168,599
Other service fees (Notes 2 and 5)	602,193
Share registration costs	372,650
Printing and postage	74,309
Miscellaneous (Note 5)	29,389
Expenses related to short positions	16,013,844
TOTAL EXPENSES	32,239,953
Reimbursement of investment adviser fee (Note 5)	(105,694)
Net expenses	32,134,259
Net investment income	32,775,645
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized gain on investments	58,715,621
Net realized loss on short sales	(145,385,782)
Net change in unrealized appreciation of investments	182,620,853
Net change in unrealized depreciation of securities sold short	16,464,451
Net realized and unrealized gain (loss) on investments and short sales	112,415,143
Change in net assets resulting from operations	$145,190,788

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,775,645	$16,909,893
Net realized gain (loss)	(86,670,161)	3,441,768
Net change in unrealized appreciation/depreciation	199,085,304	55,699,952
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	145,190,788	76,051,613
Distributions to Shareholders:
Class A Shares	(3,442,646)	(3,918,561)
Institutional Shares	(29,352,121)	(13,015,796)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,794,767)	(16,934,357)
Share Transactions:
Proceeds from sale of shares	1,471,565,766	760,180,466
Net asset value of shares issued to shareholders in payment of distributions declared	32,557,021	16,631,622
Cost of shares redeemed	(623,481,090)	(226,063,811)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	880,641,697	550,748,277
Change in net assets	993,037,718	609,865,533
Net Assets:
Beginning of period	942,584,614	332,719,081
End of period	$1,935,622,332	$942,584,614
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $105,694 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended December 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$602,193
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Delaware and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the year ended December 31, 2025, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(145,385,782) and $16,464,451, respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 12/31/2025		Year Ended 12/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,240,654	$45,745,790	11,287,176	$218,718,036
Shares issued to shareholders in payment of distributions declared	161,498	3,441,522	199,252	3,917,303
Shares redeemed	(3,647,385)	(76,295,715)	(310,865)	(5,973,947)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,245,233)	$(27,108,403)	11,175,563	$216,661,392
	Year Ended 12/31/2025		Year Ended 12/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	67,057,415	$1,425,819,976	27,446,696	$541,462,430
Shares issued to shareholders in payment of distributions declared	1,323,432	29,115,499	626,630	12,714,319
Shares redeemed	(25,566,484)	(547,185,375)	(11,344,758)	(220,089,864)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	42,814,363	$907,750,100	16,728,568	$334,086,885
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	41,569,130	$880,641,697	27,904,131	$550,748,277
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$32,794,767	$16,934,357
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$158,816
Net unrealized appreciation	$270,311,384
Capital loss carryforwards	$(100,953,045)
TOTAL	$169,517,155
At December 31, 2025, the cost of investments for federal tax purposes was $1,559,788,249. The net unrealized appreciation of all investments, including securities sold short for federal tax purposes was $270,311,384. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $327,379,663 and unrealized depreciation from investments for those securities having an excess of cost over value of $57,068,279. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and unsettled short positions.
As of December 31, 2025, the Fund had a capital loss carryforward of $100,953,045 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$100,953,045	$—	$100,953,045
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended December 31, 2025, the Adviser did not waive advisory fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2025, the Adviser reimbursed $105,694.
Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended December 31, 2025, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended December 31, 2025, FSSC received $607 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.33% and 1.08% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$1,432,802,157
Sales	$794,126,313
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 32.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended December 31, 2025, 32.0% qualify for the dividend received deduction available to corporate shareholders.
For the year ended December 31, 2025, 68.0% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes MDT Market Neutral Fund and the Board of Trustees of Federated Hermes Adviser Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Market Neutral Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent of the underlying fund, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Market Neutral Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates,, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Market Neutral Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A440
CUSIP 31423A432
Q455470 (2/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Market Neutral Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 23, 2026